Debt - Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt
Borrowings	$ 8,334,173	$ 2,959,471
Letters of Credit
Debt
Letters of Credit Outstanding	$ 711,365	$ 796,397
Weighted Average Annual Cost (as a percent)	0.97%	0.94%
Senior Unsecured Uncommitted Facilities
Debt
Borrowings	$ 0	$ 0
Senior Unsecured Uncommitted Facilities | Letters of Credit
Debt
Letters of Credit Outstanding	711,365	796,397
Revolving Credit Facilities
Debt
Borrowings	$ 834,968	$ 874,625